OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2025-RPL1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Scott, (212) 761-4940

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: November 14, 2025

By: \/s/ Chris Scott

Name: Chris Scott

Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 Third Party Due Diligence Report - AMC Diligence, LLC Executive Summary

Schedule 1 - Collection Comments Report

Schedule 2(a) - Compliance Report

Schedule 2(b) - Compliance Report

Schedule 3 - Pay History Report

Schedule 4 - Title Report

Schedule 5 - Rating Agency Grades Report (3 loans)

Schedule 6 - Exception Grades Report (3 loans)

Schedule 7 - Valuation Summary Report (3 loans)

Schedule 8 - Supplemental Data Report (3 loans)

Schedule 9(a) - Modification Report

Schedule 9(b) - Modification Report

Schedule 9(c) - Modification Report

99.2 Third Party Due Diligence Report - Clayton Services LLC Due Diligence Narrative Report

Schedule 1(a) - Conditions Report

Schedule 1(b) - Conditions Report

Schedule 1(c) - Conditions Report

Schedule 2 - Loan Level Tape Compare Report

Schedule 3 - Non ATR QM Upload Report

Schedule 4 - Rating Agency ATR QM Report

Schedule 5 - Valuation Summary Report

Schedule 6 - Waived Conditions Report

99.3 Third Party Due Diligence Report - Covius Real Estate Services, LLC Narrative

Schedule 1 - ATR QM Report

Schedule 2 - Exceptions Report

Schedule 3 - Grades Report

Schedule 4 - Tape Compare Report

Schedule 5 - Valuation Report